Deferred Income Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Prepaid expenses and other current assets	¥ 61,961	¥ 69,197
Other assets	130,582	136,727
Other current liabilities	(1,735)	(2,149)
Other noncurrent liabilities	(43,542)	(47,827)
Net deferred tax assets	¥ 147,266	¥ 155,948